Employee Benefits - Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	¥ (216,604)	¥ (168,488)
Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Effects of asset ceiling
Net defined benefit liabilities (assets)	(93,031)	(60,455)
Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Effects of asset ceiling	35,321	2,774
Net defined benefit liabilities (assets)	109,797	197,232
Present value of defined benefit obligations [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,305,054	1,357,044
Current service cost	35,045	35,751
Past service cost
Interest cost	8,360	7,530
Plan participants' contributions
Benefits paid	(72,562)	(48,459)
Exchange differences on translating foreign operations
Balance at end of year	1,262,245	1,305,054
Remeasurements:
Changes in demographic assumptions	6,346	(30,860)
Changes in financial assumptions	(25,500)	(17,606)
Other	5,502	1,654
Present value of defined benefit obligations [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,104,894	1,143,911
Current service cost	22,351	27,158
Past service cost		9,941
Interest cost	29,822	29,445
Plan participants' contributions	3,657	3,764
Benefits paid	(82,561)	(200,249)
Exchange differences on translating foreign operations	99,497	57,748
Balance at end of year	1,087,526	1,104,894
Remeasurements:
Changes in demographic assumptions	(777)	(11,669)
Changes in financial assumptions	(85,754)	51,885
Other	(3,603)	(7,040)
Fair value of plan assets [member] | Japanese plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	1,365,509	1,187,881
Interest income	8,865	6,645
Actual return on plan assets, excluding interest income	21,172	194,475
Employer contributions	20,484	21,770
Plan participants' contributions
Benefits paid	(60,754)	(45,262)
Exchange differences on translating foreign operations
Balance at end of year	1,355,276	1,365,509
Fair value of plan assets [member] | Foreign plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	910,436	848,503
Interest income	24,981	22,458
Actual return on plan assets, excluding interest income	50,833	126,176
Employer contributions	17,404	49,487
Plan participants' contributions	3,657	3,764
Benefits paid	(82,561)	(200,249)
Exchange differences on translating foreign operations	88,300	60,297
Balance at end of year	¥ 1,013,050	¥ 910,436